Other reserves - Other reserves (Details) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of reserves within equity [line items]
Other reserves	£ 1,493	£ 1,628
Currency translation reserve
Disclosure of reserves within equity [line items]
Other reserves	2,712	2,493
Fair value through other comprehensive income reserve
Disclosure of reserves within equity [line items]
Other reserves	(1,000)	(1,100)
Cash flow hedging reserve
Disclosure of reserves within equity [line items]
Other reserves	(1,548)	(666)
Own credit reserve
Disclosure of reserves within equity [line items]
Other reserves	(652)	(990)
Other reserves and treasury shares
Disclosure of reserves within equity [line items]
Other reserves	£ 1,981	£ 1,891